Transfers of Financial Assets Not Qualifying for Derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	£ 9,197	£ 6,671
Carrying amount of associated financial liabilities	(5,519)	(3,534)
Sale and repurchase agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	14	120
Carrying amount of associated financial liabilities	(15)	(128)
Securities lending agreements
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	3,136	2,871
Carrying amount of associated financial liabilities	(2,735)	(2,509)
Securitisations (See Notes 14 and 26)
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	6,047	3,680
Carrying amount of associated financial liabilities	£ (2,769)	£ (897)